UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  October 16, 2012
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  158,687


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3519   38074  SH       SOLE       NONE     0    0       38074
Abbott Labs              COM            002824100      4307   62823  SH       SOLE       NONE     0    0       62823
Air Prod & Chemical	 COM		009158106      2413   29172  SH	      SOLE	 NONE	  0    0       29172
Apple Computer, Inc	 COM		037833100      5297    7940  SH       SOLE	 NONE	  0    0	7940
At&T, Inc.		 COM		00206R102      2881   76428  SH	      SOLE	 NONE	  0    0       76428
Automatic Data Processi  COM            053015103      2539   43276  SH       SOLE       NONE     0    0       43276
Berkshire Hathaway       Class B        084670207      4853   55023  SH       SOLE       NONE     0    0       55023
Branch Bank & Trust	 COM		054937107       638   19245  SH	      SOLE	 NONE	  0    0       19245
Brookfield Asset Mgmt	 COM		112585104      2768   80221  SH	      SOLE	 NONE	  0    0       80221
Caterpillar, Inc.	 COM		149123101      1498   17415  SH	      SOLE       NONE     0    0       17415
Cenovus Energy Inc	 COM		15135U109      1997   57294  SH	      SOLE	 NONE	  0    0       57294
Chevron Corp	         COM            166764100      5145   44140  SH       SOLE       NONE     0    0       44140
Cisco Systems Inc	 COM		17275R102      1416   74152  SH	      SOLE       NONE     0    0       74152
Cliffs Natural Resources COM		18683K101	223    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	610    8470  SH	      SOLE	 NONE	  0    0        8470
Coca Cola Co.		 COM		191216100	223    5878  SH	      SOLE	 NONE	  0    0	5878
Corning Inc              COM            219350105      1513  115089  SH       SOLE       NONE     0    0      115089
Cummins Inc		 COM		125009100      2287   24804  SH	      SOLE	 NONE     0    0       24804
CVS Corp		 COM		126650100      4858  100327  SH	      SOLE	 NONE	  0    0      100327
Deere & Co		 COM		244199105	936   11350  SH       SOLE       NONE     0    0       11350
Devon Energy Corp New	 COM		25179M103      1007   16638  SH	      SOLE	 NONE	  0    0       16638
Dominion Resources	 COM		25746U109      1506   28453  SH	      SOLE	 NONE	  0    0       28453
E M C Corp Mass		 COM		268648902      1802   66079  SH	      SOLE	 NONE     0    0       66079
Encana Corp		 COM		292505104      1422   64854  SH	      SOLE	 NONE	  0    0       64854
Exxon Mobil              COM            30231G102      4409   48210  SH       SOLE       NONE     0    0       48210
FEDEX Corp               COM            31428X106      2412   28499  SH       SOLE       NONE     0    0       28499
General Electric         COM            369604103      3394  149433  SH       SOLE       NONE     0    0      149433
General Mills Inc.	 COM		370334104      1857   46608  SH	      SOLE	 NONE	  0    0       46608
Goldman Sachs Group Inc	 COM		38141G104      1631   14343  SH	      SOLE	 NONE	  0    0       14343
Google Inc Class A	 COM		38259P508	676	896  SH	      SOLE	 NONE	  0    0	 896
IBM			 COM		459200101      7730   37264  SH       SOLE       NONE     0    0       37264
Intel                    COM            458140100      3336  147273  SH       SOLE       NONE     0    0      147273
iShares Lehman Aggregate COM		464287226       642    5709  SH	      SOLE	 NONE	  0    0        5709
iShares Russell 2000 Ind COM		464287655      2575   30860  SH	      SOLE	 NONE	  0    0       30860
iShares Russell Midcap   COM		464287499      5713   51589  SH	      SOLE	 NONE	  0    0       51589
iShares Tr MSCI Emerging COM		464287234      2173   52581  SH	      SOLE	 NONE	  0    0       52581
iShares Trust MSCI EAFE  COM		464287465      1142   21539  SH	      SOLE	 NONE	  0    0       21539
iShares Trust Russell 20 COM		464287630       385    5212  SH       SOLE	 NONE	  0    0        5212
ishares Trust S&P 100	 COM		464287101	766   11528  SH	      SOLE	 NONE	  0    0       11528
J.P. Morgan Chase & Co.  COM            46625H100      3626   89582  SH       SOLE       NONE     0    0       89582
Johnson & Johnson        COM            478160104      3888   56415  SH       SOLE       NONE     0    0       56415
Johnson Controls         COM            478366107      3304  120581  SH       SOLE       NONE     0    0      120581
Kellogg			 COM		487836108      1944   37636  SH	      SOLE	 NONE	  0    0       37636
McDonalds Corp		 COM		580135101      4499   49034  SH	      SOLE	 NONE	  0    0       49034
McKesson HBOC Inc	 COM		58155Q103      2723   31646  SH	      SOLE	 NONE	  0    0       31646
Microsoft Corp           COM            594918104      3571  119998  SH       SOLE       NONE     0    0      119998
Mondelez Intl Inc	 COM		609207105      2161   52265  SH	      SOLE	 NONE	  0    0       52265
Oracle Corp              COM            68389X105      2573   81775  SH       SOLE       NONE     0    0       81775
Pepsico Inc              COM            713448108      4675   66061  SH       SOLE       NONE     0    0       66061
Proctor & Gamble         COM            742718109      4985   71871  SH       SOLE       NONE     0    0       71871
Qualcomm		 COM		747525103      1294   20715  SH	      SOLE	 NONE	  0    0       20715
Quaterra Resources 	 COM		747952109	 12   33000  SH	      SOLE	 NONE	  0    0       33000
Riverview Bancorp	 COM		969397100	 18   13174  SH       SOLE	 NONE     0    0       13174
S&P Dep Receipts	 COM		78462F103	726    5041  SH	      SOLE	 NONE	  0    0	5041
Schlumberger		 COM		806857108      2598   35918  SH	      SOLE	 NONE     0    0       35918
Smucker J M Company New  COM		832696405      1272   14731  SH       SOLE       NONE     0    0       14731
St Jude Med Inc		 COM		790849103	478   11345  SH	      SOLE	 NONE	  0    0       11345
State Street Corp	 COM		857477103      1233   29377  SH	      SOLE	 NONE	  0    0       29377
The Travelers Companies  COM		89417E109      1757   25745  SH	      SOLE	 NONE	  0    0       25745
United Parcel Service    Class B        911312106      1636   22854  SH       SOLE       NONE     0    0       22854
US Bancorp Del Com New	 COM		902973304      1162   33872  SH	      SOLE	 NONE	  0    0       33872
Vanguard Index Funds	 COM		922908769	332    4511  SH	      SOLE	 NONE	  0    0        4511
Vanguard Info Tech Index COM		92204A702      1267   17263  SH	      SOLE	 NONE	  0    0       17263
Varian Medical Systems   COM            92220P105      3946   65412  SH       SOLE       NONE     0    0       65412
Wells Fargo              COM            949746101      3145   91071  SH       SOLE       NONE     0    0       91071
Wisdomtree Emerg Mkts Eq COM		97717W315      1664   31013  SH	      SOLE	 NONE     0    0       31013
Wisdomtree Emg Mk Sm Cap COM		97717W281	530   11564  SH	      SOLE	 NONE     0    0       11564
Wisdomtree Large Cap Div COM		97717W307	759   13890  SH	      SOLE	 NONE     0    0       13890
Wisdomtree Midcap Divid	 COM		97717W505	452    7950  SH       SOLE       NONE     0    0        7950
Wisdomtree Midcap Earn	 COM		97717W570	623   10470  SH	      SOLE	 NONE	  0    0       10470
Wisdomtree Smallcap Earn COM		97717W562	642   11450  SH	      SOLE	 NONE	  0    0       11450
Zimmer Holdings Inc      COM            98956P102       693   10243  SH       SOLE       NONE     0    0       10243
